REPORTING ENTITY	12 Months Ended
Dec. 31, 2024
Text block [abstract]
REPORTING ENTITY
1.	REPORTING ENTITY
NexGen Energy Ltd. (“NexGen” or the “Company”) is an exploration and development stage entity engaged in the acquisition, exploration and evaluation and development of uranium properties in Canada. The Company was incorporated pursuant to the provisions of the British Columbia Business Corporations Act on March 8, 2011. The Company’s registered records office is located on the 25th Floor, 700 West Georgia Street, Vancouver, B.C., V7Y 1B3.
The Company is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “NXE” and is a reporting issuer in each of the provinces of Canada. On July 2, 2021, the Company commenced trading on the Australian Stock Exchange (the “ASX”) under the symbol “NXG”. On March 4, 2022, the Company up-listed
from NYSE American exchange and began trading on the New York Stock Exchange (“NYSE”) under the symbol “NXE”.
The Company has three wholly owned subsidiaries: NXE Energy Royalty Ltd., NXE Energy SW1 Ltd., and NXE Energy SW3 Ltd. (collectively, the “Subsidiaries”). The Subsidiaries were incorporated to hold certain exploration assets of the Company. In 2016, certain exploration and evaluation assets were transferred to each of IsoEnergy Ltd. (“IsoEnergy”), NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd. Subsequent to the transfer, IsoEnergy shares were listed on the
TSX-V.
On December 5, 2023, NexGen deconsolidated IsoEnergy due to the completion of a merger between IsoEnergy and Consolidated Uranium Inc
. (“CUR”),
which resulted in NexGen losing control of IsoEnergy. The Company’s investment in IsoEnergy has been accounted for using the equity method of accounting from this date. The Company owns approximately 32.8% of IsoEnergy’s outstanding common shares as of December 31, 2024 (December 31, 2023 – 33.9%). IsoEnergy’s shares commenced trading on the TSX on July 8, 2024 and ceased trading on the
TSX-V
at the close of business on July 5, 2024.